Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment, net

7 Equipment, net

Equipment, net as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	US$	US$

Office equipment	427,479	489,396
Furniture and fittings	160,334	303,331
Renovation	306,218	1,741,702
Signboard	2,195	2,195
Computer peripherals	2,458,627	3,301,853
Electrical installation	46,492	46,492
Mobile phone	1,934	10,022
Motor vehicle	14,536	14,536
Air conditioners	8,367	8,367
Total	3,426,182	5,917,894
Less: accumulated depreciation	(2,370,662)	(4,901,404)
Equipment, net	1,055,520	1,016,490

Depreciation expenses of US$446,485 and US$607,138 were recorded in general and administrative expenses for the years ended December 31, 2024 and 2023, respectively.